Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of other current assets
	December 31,
	2020	2019
Other receivables	$695,149	$844,173
Deposits	3,725,071	2,564,531
Total other current assets	$4,420,220	$3,408,704